REGISTRATION NOS. 002-96223/811-03240

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

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REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. [  ]

Post Effective Amendment No. 35 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 91 [X]

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THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

(EXACT NAME OF REGISTRANT)

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

(NAME OF DEPOSITOR)

2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019

(ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

(713) 831-3150

(DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

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MARY L. CAVANAUGH, ESQ.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019

(NAME AND ADDRESS OF AGENT FOR SERVICE)

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It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] On May 2, 2005 pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a) (1) of Rule 485

[ ] on [date] pursuant to paragraph (a) (1) of Rule 485

If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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TITLE OF SECURITIES BEING REGISTERED:

Contract Form UIT-981 Fixed and Variable Annuity Contracts

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NOTE

Pursuant to Rule 485 (b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 35 is to delay the effective date of the Post-Effective Amendment No. 34, which was filed on or about February 11, 2005. The Parts A, B and C of Post-Effective Amendment No. 34 are hereby incorporated by reference.

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SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Variable Annuity Life Insurance Company Separate Account A, has caused this Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 13th day of April 2005.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT A

(Registrant)

BY: THE VARIABLE ANNUITY LIFE INSURANCE

COMPANY

(On behalf of the Registrant and itself)

BY: /s/ Mary L. Cavanaugh

Mary L. Cavanaugh

Executive Vice President, General

Counsel and Secretary

ATTEST: /s/ Katherine Stoner

Katherine Stoner

Assistant Secretary

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature Title Date

* Director April 13, 2005

Jay S. Wintrob

/s/ Bruce R. Abrams Director and Chief April 13, 2005

Bruce R. Abrams Executive Officer

* Director April 13, 2005

M. Kathleen Adamson

* Director April 13, 2005

Michael J. Akers

/s/ Mary L. Cavanaugh Director April 13, 2005

Mary L. Cavanaugh

* Director and Principal April 13, 2005

N. Scott Gillis Financial Officer

* Director April 13, 2005

Kathleen M. McCutcheon

/s/ Sarah Van Beck Vice President -- April 13, 2005

Sarah Van Beck Principal Accounting Officer

*/s/ Katherine Stoner April 13, 2005

Katherine Stoner

Attorney-in-Fact